TRADE PAYABLES AND OTHER	6 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
TRADE PAYABLES AND OTHER
NOTE 14 - TRADE PAYABLES AND OTHER

	At June 30, 2022		At December 31, 2021
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	1,438	—	1,065
Fixed assets payables	—	36	—	22
Employees' entitlements	—	181	—	185
Taxes payable other than income tax	—	44	—	16
Contract liabilities and other liabilities to customers	17	75	4	77
Other payables	28	10	28	12
Total other	45	346	32	312
Total trade payables and other	45	1,784	32	1,377
Contract liabilities and other liabilities to customers

	At June 30, 2022		At December 31, 2021
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	16	—	3	—
Advance payment from customers	—	9	—	7
Unrecognized variable consideration (A)	1	65	1	67
Other	—	1	—	3
Total contract liabilities and other liabilities to customers	17	75	4	77
(A)Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.
Revenue of €27 million that related to contract liabilities at December 31, 2021 was recognized in the six months ended June 30, 2022. Revenue of €41 million generated in the six months ended June 30, 2022 was deferred.
Revenue of €23 million that related to contract liabilities at January 1, 2021 was recognized in the six months ended June 30, 2021. Revenue of €20 million generated in the six months ended June 30, 2021 was deferred.